Share Capital (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Aug. 31, 2024	Nov. 30, 2023	Sep. 30, 2024	May 09, 2024	Dec. 31, 2023	Jul. 18, 2023	Nov. 30, 2022
Common stock, shares authorized			499,000,000		499,000,000
Common stock, par value			$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000		1,000,000		1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued	0	0					0
Preferred stock, shares outstanding	0	0					0
Common stock, shares issued			1		1
Common stock, shares outstanding			1		1
Warrant [Member]
Warrant expire term	5 years	5 years
Warrant price	$ 0.01	$ 0.01
Price per share	$ 18.00	$ 18.00
Common Class A [Member]
Common stock, shares authorized	479,000,000	479,000,000	479,000,000		479,000,000		479,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, voting rights	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Common stock, shares issued	532,500	532,500					532,500
Common stock, shares outstanding	532,500	532,500					532,500
Ordinary shares possible redemption	4,663,957	7,495,670		2,831,713		4,004,330	11,500,000
Common Class B [Member]
Common stock, shares authorized	20,000,000	20,000,000	20,000,000		20,000,000		20,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, voting rights	Holders of the Company’s Class B ordinary shares are entitled to one vote for each share.	Holders of the Company’s Class B ordinary shares are entitled to one vote for each share.
Common stock, shares issued	2,875,000	2,875,000					2,875,000
Common stock, shares outstanding	2,875,000	2,875,000					2,875,000
PercentageOfSharesIssuedAndOutstanding		20.00%					20.00%